Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 31, 2025
Current
Prepaid professional fee	[1]	$ 53	$ 359
Prepaid information technology expenses		254	53
Prepaid office expenses			108
Prepaid marketing expenses		7
Other receivables		1,944	50
Others		65	7
Total prepaid expenses and other current assets, net - current		2,323	577
Non-current
Prepaid professional fee	[1]	503	352
Total prepaid expenses, net - non-current		$ 503	$ 352

[1]	Prepaid professional fee mainly represented virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.